RECEIVABLES AND ALLOWANCES FOR CREDIT LOSSES - Schedule of Grower Advances (Details) - USD ($) $ in Thousands	Sep. 30, 2023	Dec. 31, 2022
Short-Term
Allowances for advances to growers and suppliers	$ (20,946)	$ (15,817)
Net advances to growers and suppliers	124,981	106,864
Long-Term
Net advances to growers and suppliers	18,162	10,486
Secured advances
Short-Term
Gross advances to growers and suppliers	86,768	66,485
Allowances for advances to growers and suppliers	(13,626)	(12,534)
Long-Term
Gross advances to growers and suppliers	14,704	8,317
Allowance for advances to growers and suppliers	(599)	0
Unsecured advances
Short-Term
Gross advances to growers and suppliers	59,159	56,196
Allowances for advances to growers and suppliers	(7,320)	(3,283)
Long-Term
Gross advances to growers and suppliers	7,313	5,316
Allowance for advances to growers and suppliers	$ (3,256)	$ (3,147)